Income Taxes (Tables)	12 Months Ended
Aug. 31, 2020
Income Taxes [Abstract]
Net Deferred Tax Liability

	2020	2019
	$	$
Deferred tax assets	1	4
Deferred tax liabilities	(1,968)	(1,875)
Net deferred tax liability	(1,967)	(1,871)

Significant Changes Recognized To Deferred Income Tax Assets (Liabilities)
	Property,plant andequipmentandsoftwareassets	Broadcastrights,licences,customerrelationships,trademarkand brands	Partnershipincome	Non-capitallosscarry-forwards	Accruedcharges	Total
	$	$	$	$	$	$
Balance at August 31, 2018	(287)	(1,733)	29	68	43	(1,880)
Recognized in statement of income	(12)	107	(61)	25	(63)	(4)
Recognized in other comprehensive income	-	-	-	-	13	13
Balance at August 31, 2019	(299)	(1,626)	(32)	93	(7)	(1,871)
Recognized in statement of income	(51)	(10)	21	13	(32)	(59)
Effect of IFRS 16 adoption (note 2)	(4)	-	-	-	4	-
Effect of IFRIC 23 adoption (note 2)	(40)	2	-	-	-	(38)
Recognized in other comprehensive income	-	-	-	-	1	1
Balance at August 31, 2020	(394)	(1,634)	(11)	106	(34)	(1,967)

Income Tax Expense Differs From Computed Amount Applying Statutory Rates To Income Before Income Taxes

	2020	2019
Current statutory income tax rate	26.3%	26.8%
Income tax expense at current statutory rates	228	228
Net increase (decrease) in taxes resulting from:
Effect of tax rate change	-	(102)
Recognition of previously unrecognized tax losses	(22)	(5)
Equity (income) loss of an associate not recognized	-	(12)
Other	(27)	9
Income tax expense	179	118

Components Of Income Tax Expense

	2020	2019
	$	$
Current income tax expense	120	114
Deferred tax expense related to temporary differences	81	111
Deferred tax recovery from the recognition of previously unrecognized tax losses	(22)	(5)
Deferred tax recovery from tax rate change	-	(102)
Income tax expense	179	118